UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 29, 2008

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited)	February 29, 2008

Face Amount	Security	Value
MUNICIPAL BONDS - 95.3%
Electric - 7.1%
$500,000	California State Department Water Resources Power Supply Revenue, 5.500% due 5/1/12	$539,545
2,000,000	MSR Public Power Agency California San Juan Project Revenue, Refunding, MBIA, 5.000% due 7/1/15	2,077,300
2,000,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/26	1,860,820

	Total Electric	4,477,665

Hospitals - 4.5%
3,000,000	California Statewide CDA Revenue, Lodi Memorial Hospital, 5.000% due 12/1/22 (a)	2,824,920

Industrial Development - 4.6%
2,905,000	California County, CA, Tobacco Securitization Agency, Asset-Backed, Alameda County, 4.750% due 6/1/12	2,914,761

Leasing - 15.8%
1,000,000	California State Public Works Board, Lease Revenue, Refunding, Various California State University Project, 5.450% due 9/1/14 (a)	1,022,340
1,470,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.125% due 8/1/13 (a)	1,526,712
1,000,000	Modesto, CA, Irrigation District, COP, Capital Improvement, FSA, 5.250% due 7/1/15	1,052,900
2,165,000	San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC, 5.250% due 6/1/14	2,302,391
	Solano County, CA, COP, Capital Improvement Program, AMBAC:
1,000,000	4.875% due 11/15/11	1,037,850
1,000,000	5.000% due 11/15/13	1,032,510
2,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, 5.300% due 10/1/11	2,034,740

	Total Leasing	10,009,443

Local General Obligation - 6.9%
	Tahoe Truckee, CA, GO, USD, Refunding, School Facilities Improvement, MBIA:
1,480,000	District Number 1, 5.000% due 8/1/14	1,586,175
1,180,000	District Number 2, 5.000% due 8/1/14	1,264,653
1,500,000	Visalia, CA, GO, USD, FGIC, 4.900% due 8/1/12	1,543,005

	Total Local General Obligation	4,393,833

Other Revenue - 8.1%
2,000,000	California Statewide CDA Revenue, Kaiser Permanente, 4.700% due 6/1/09 (b)(c)	2,046,120
	Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, MBIA:
1,935,000	5.250% due 8/1/15	1,984,555
1,060,000	5.250% due 8/1/16	1,082,483

	Total Other Revenue	5,113,158

Pre-Refunded/Escrowed to Maturity - 32.9%
	California Health Facilities Financing Authority Revenue:
700,000	Kaiser Permanente, AMBAC, 5.250% due 10/1/10 (d)	717,192
1,000,000	Scripps Health, MBIA, 5.000% due 10/1/13 (e)	1,025,400
3,000,000	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, FSA, 5.250% due 7/1/14 (e)	3,264,930
1,010,000	California State University Channel Islands Financing Authority Revenue, East Campus Community, MBIA, LOC-Citibank NA, 4.875% due 9/1/16 (e)	1,071,600

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Pre-Refunded/Escrowed to Maturity - 32.9% (continued)
$1,000,000	Castaic Lake Water Agency California Revenue COP, Water System Improvement Project, AMBAC, 5.000% due 8/1/12 (e)	$1,045,510
650,000	Corona-Norco, CA, GO, USD, FGIC, 5.250% due 9/1/15 (e)	696,540
3,000,000	Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue, Property C, Second Senior Lien, FGIC, 5.000% due 7/1/17 (e)	3,173,310
	Los Angeles, CA, GO:
475,000	5.000% due 9/1/10 (e)	497,040
3,000,000	USD, Election of 1997, MBIA, 5.500% due 7/1/15 (e)	3,268,740
60,000	Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized, 7.750% due 10/1/11 (d)	65,798
1,320,000	Monterey County, CA, COP, Master Plan Financing, MBIA, 5.250% due 8/1/15 (e)	1,414,552
2,170,000	Morgan Hill, CA, GO, USD, FGIC, 5.250% due 8/1/16 (e)	2,345,032
135,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (d)(f)	151,853
2,000,000	University of California Revenue, Multiple Purpose Projects, FGIC, 5.125% due 9/1/16 (e)	2,093,420

	Total Pre-Refunded/Escrowed to Maturity	20,830,917

Special Tax - 11.8%
3,675,000	Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, MBIA, 5.250% due 8/1/15	3,855,553
2,000,000	Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, FGIC, 5.500% due 9/1/14	2,133,520
1,375,000	San Diego, CA, RDA, Tax Allocation, Centre City Redevelopment Project, FSA, 5.250% due 9/1/15	1,456,249

	Total Special Tax	7,445,322

Water & Sewer - 3.6%
	Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC:
1,520,000	5.500% due 10/1/13 (g)	1,629,699
605,000	5.500% due 10/1/14 (g)	639,999

	Total Water & Sewer	2,269,698

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,884,027)	60,279,717

SHORT-TERM INVESTMENTS - 3.0%
Finance - 0.8%
500,000	California State Economic Recovery, Bonds, 3.630%, 3/3/08 (h)	500,000

Miscellaneous - 1.1%
405,000	California Statewide CDA, Revenue, North Peninsula Jewish Community Center, LOC-Bank of America, 3.470%, 3/3/08 (h)	405,000
300,000	Irvine, CA, Improvement Bond Act 1915, Revenue, Limited Obligation, Assessment District 04-20, LOC-KBC Bank, 3.500%, 3/3/08 (h)	300,000

	Total Miscellaneous	705,000

Public Facilities - 0.6%
200,000	California Infrastructure & Economic Development Bank Revenue, Contemporary Jewish Museum, LOC-Bank of America, 3.500%, 3/3/08 (h)	200,000
200,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC- Scotiabank, 3.160%, 3/6/08 (h)	200,000

	Total Public Facilities	400,000

Utility - 0.3%
200,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One, 3.000%, 3/3/08 (h)	200,000

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Water & Sewer - 0.2%
$100,000	Orange County, CA, Sanitation Districts, COP, SPA-Depfa Bank PLC, 2.900%, 3/3/08 (h)	$100,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,905,000)	1,905,000

	TOTAL INVESTMENTS - 98.3% (Cost - $60,789,027#)	62,184,717
	Other Assets in Excess of Liabilities - 1.7%	1,048,926

	TOTAL NET ASSETS - 100.0%	$63,233,643

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
USD	— Unified School District

Ratings Table* (February 29, 2008) (unaudited)
S&P/Moody’s **

AAA/Aaa	60.3%
AA/Aa	13.1
A	17.4
BBB/Baa	7.9
A-1/VMIG1	1.3
100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	2/29/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$62,184,717	—	$62,184,717	—
Other Financial Instruments*	5,178,656	—	5,178,656	—

Total	$67,363,373	—	$67,363,373	—

*	Other financial instruments may include options, futures, swaps and forward contracts.

3. Investments.

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,868,398
Gross unrealized depreciation	(472,708)

Net unrealized appreciation	$1,395,690

At February 29, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	13	3/08	$1,478,305	$1,542,938	$(64,633)
U.S. Treasury 10-Year Notes	31	6/08	3,564,063	3,635,718	(71,655)

Net Unrealized Loss on Open Futures Contracts					$(136,288)

4. Recent accounting pronouncement

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 22, 2008

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	April 22, 2008